CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net (loss) income		$ (51,440)	$ (188,593)	$ (266,981)	[1]	$ 63,852	[1]	$ (44,342)	[1]
Other comprehensive (loss) income, net of tax
Translation adjustments		(928)	385	2,506	[1]	1,427	[1]	(9,075)	[1]
Translation loss realized through disposition of business	[1]							11,132
Minimum pension liability adjustments		1,044	704	(6,685)	[1]	9,682	[1]	3,271	[1]
Cash flow hedge adjustments		1,491	68	(378)		26		(128)
Total other comprehensive (loss) income, net of tax		1,607	1,157	(4,557)		11,135		5,200
Comprehensive (loss) income		$ (49,833)	$ (187,436)	$ (271,538)	[1]	$ 74,987	[1]	$ (39,142)	[1]

[1]	Revised in 2015 for the impact of the changes in accounting principle related to inventory accounting.